1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Business (Policies)	12 Months Ended
Dec. 31, 2019
Policies
Business:

Business:

1st Franklin Financial Corporation (the "Company") is a consumer finance company which originates and services direct cash loans, real estate loans and sales finance contracts through 319 branch offices located throughout the southeastern United States. In addition to this business, the Company writes credit insurance when requested by its loan customers as an agent for a non-affiliated insurance company specializing in such insurance. Two of the Company's wholly owned subsidiaries, Frandisco Life Insurance Company and Frandisco Property and Casualty Insurance Company, reinsure the credit life, the credit accident and health, the credit unemployment and the credit property insurance so written.